Income Taxes (Schedule Of Federal And State Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Interest rate swap contract	$ 63,001	$ 82,777
Accrued liabilities	50,001	41,551
Self-insured liabilities	41,843	31,186
State net operating loss and tax credit carryforwards	37,179	37,048
Other	27,788	29,669
Deferred income tax assets, before valuation allowances	219,812	222,231
Valuation allowances	(22,981)	(16,989)
Deferred income tax assets, net	196,831	205,242
Property, plant and equipment	(84,587)	(55,021)
Goodwill	(84,101)	(72,494)
Allowance for doubtful accounts	(40,119)	(23,925)
Joint ventures	(234,206)	(201,782)
Deferred gains on the early extinguishment of debt	(13,801)	(13,937)
Convertible debt discount amortization	(3,406)	(4,746)
Deferred revenue	(9,693)	(8,036)
Prepaid expenses	(11,464)	(9,530)
Deferred income tax liabilities	(481,377)	(389,471)
Net deferred income tax liabilities	$ (284,546)	$ (184,229)